Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Jun. 30, 2016
Class of Stock [Line Items]
Proceeds from issuance of common stock			¥ 0	$ 0	¥ 0	¥ 603,980
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		36,347,496	115,297,224	115,297,224	51,230,242
Shares converted into Class A ordinary shares from Class B ordinary shares during the period			61,824,328	61,824,328	0	6,964,612
Class A Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		27,354,496
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering		8,993,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		68,788,940	0	0	61,824,328
Class B Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding		68,788,940
American Depositary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering		8,993,000
Proceeds from issuance of common stock | $		$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Class of Stock [Line Items]
Newly issued shares through offering	2,424,801
Proceeds from issuance of common stock | $	$ 97,344
Yun Chen Capital Cayman
Class of Stock [Line Items]
Percentage of the company owned by parent							47.40%